Segment Information (Details) - Schedule of Long-Lived Assets ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Revenue:
Workspace membership	¥ 70,793	$ 9,763	¥ 161,336
Marketing and branding services	154,917	21,364	98,164
Other services	44,392	6,122	37,827
Total revenue	270,102	37,249	297,327
Cost of revenue (excluding impairment loss)
Workspace membership	(78,640)	(10,845)	(180,925)
Marketing and branding services	(151,527)	(20,897)	(97,184)
Other services	(41,708)	(5,752)	(30,277)
Total cost of revenue (excluding impairment loss)	¥ (271,875)	$ (37,494)	¥ (308,386)